Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Condensed Financial Statements, Captions [Line Items]
Profit for the year	$ 283	$ 2,308
Items that may be reclassified to profit
Currency translation differences (net of taxes of $7 and $(9))	1,684	(383)
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income	4	1
Items that may be reclassified to profit	1,688	(382)
Items that will not be reclassified to profit
Change in fair value of marketable equity securities (net of taxes of $(7) and $1)	50	(5)
Remeasurements of retirement benefit plans (net of taxes of $nil and $(57))	(5)	134
Items that will not be reclassified to profit	45	129
Total other comprehensive income (loss) from continuing operations for the year	1,733	(253)
Items that will not be reclassified to profit
Total comprehensive income for the year	2,067	2,072
Total comprehensive income (loss) attributable to:
Shareholders of the company	2,156	2,191
Non-controlling interests	(89)	(119)
Total comprehensive income for the year	2,067	2,072
Total comprehensive income (loss) attributable to shareholders of the company from:
Continuing operations	1,231	(347)
Discontinued operations	925	2,538
Total comprehensive income, attributable to owners of parent	2,156	2,191
Discontinued operations
Items that will not be reclassified to profit
Remeasurements of retirement benefit plans (net of taxes of $nil and $(57))	51	17
Aggregate continuing and discontinued operations
Items that will not be reclassified to profit
Total comprehensive income for the year	2,067	2,072
Total comprehensive income (loss) attributable to:
Total comprehensive income for the year	$ 2,067	$ 2,072